ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	1,526,275	1,839,894	263,101
Allowance for credit losses	(57,612)	(99,422)	(14,217)
Accounts receivable, net	1,468,663	1,740,472	248,884

The movements of the allowance for credit losses were as follows:

	As of December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	47,962	24,743	57,612	8,238
Provision for expected credit losses	474,172	285,916	175,179	25,051
Write-offs charged against the allowance for credit losses *	(497,391)	(253,047)	(133,369)	(19,072)
Balance at the end of the year	24,743	57,612	99,422	14,217
*	The decrease in write-off charged against the allowance for credit losses was mainly due to the Group’s enhanced credit risk management for third-party customers and stricter customer selection.